UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA                05/16/05
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:        9

Form 13F Information Table Value Total:  $946,454
                                        (thousands)


List of Other Included Managers:

1.    Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP

                                                   FORM 13F INFORMATION TABLE

ITEM 1:                         ITEM 2:            ITEM 3:    ITEM 4:           ITEM 5:         ITEM 6:   ITEM 7:      ITEM 8:

                                                                FAIR
                                                             MARKET VALUE   SHRS OR     SH/    INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP        (X$1000)     PRN AMT     PRN    DISCRETION  MANAGERS     SOLE
--------------                  --------------    -----        --------     -------     ---    ----------  --------     ----
DAVITA INC                       COMMON           23918K108    243,797       5,825,500  SH     SHARED       1,2         SHARED
DIRECTV GROUP INC.               COMMON           25459L106    173,040      12,000,000  SH     SHARED       1,2         SHARED
ECHOSTAR COMMUNICATIONS NEW       CL A            278762109    160,875       5,500,000  SH     SHARED       1,2         SHARED
FIRST AVENUE NETWORKS INC.       COMMON           31865X106     47,916       5,017,361  SH     SHARED       1,2         SHARED
GRACE WR & CO DEL NEW            COMMON           38388F108     91,723      10,765,600  SH     SHARED       1,2         SHARED
NEWS CORP                         CL A            65248E104     34,517       2,040,000  SH     SHARED       1,2         SHARED
PEGASUS COMMUNICATIONS CORP     CL A NEW          705904605     89,175       6,715,000  SH     SHARED       1,2         SHARED
WILSONS THE LEATHER EXPERTS      COMMON           972463103     73,875      15,487,513  SH     SHARED       1,2         SHARED
WSFS FINL CORP                   COMMON           929328102     31,536         600,000  SH     SHARED       1,2         SHARED

                                                      TOTALS   946,454



03038.0001 #567601